Taxes payable (Tables)	12 Months Ended
Dec. 31, 2022
Taxes Payable
Schedule of taxes payable

	2022	2021
PIS and COFINS	91,316	71,515
Installment payments (a)	341,756	34,213
Withholding income tax on salaries	54,364	32,940
IRPJ and CSLL payable	22,125	366
Other	14,362	7,416
Total	523,923	146,450

Current	258,811	122,036
Non-current	265,112	24,414
(a)	In the year ended December 31, 2022, the Company carried out two accessions to the simplified federal tax installment plan of PIS and COFINS, both with a maturity period of 5 years.